Trade receivables (Details) - ARS ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Current trade receivables	$ 27,991	$ 34,212
Billed sales of electricity member
IfrsStatementLineItems [Line Items]
Current trade receivables	16,012	29,292
Receivables in litigation member
IfrsStatementLineItems [Line Items]
Current trade receivables	287	493
Allowance for impairment of trade receivables member
IfrsStatementLineItems [Line Items]
Current trade receivables	(4,634)	(11,700)
Subtotal member
IfrsStatementLineItems [Line Items]
Current trade receivables	11,665	18,085
Unbilled sales of electricity member
IfrsStatementLineItems [Line Items]
Current trade receivables	15,333	15,377
P b a and c a b a government credit member
IfrsStatementLineItems [Line Items]
Current trade receivables	991	746
Fee payable member
IfrsStatementLineItems [Line Items]
Current trade receivables	$ 2	$ 4